UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable allowance	$ 699	$ 1,387	$ 1,122
Treasury stock, shares		248,227	248,227
Series A, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	3,500,000	3,500,000	3,500,000
Convertible preferred stock, shares issued	3,500,000	3,500,000	3,500,000
Temporary equity, shares outstanding	3,500,000	3,500,000	3,500,000
Series A1, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	3,800,515	3,800,515	3,800,515
Convertible preferred stock, shares issued	3,800,515	3,800,515	3,800,515
Temporary equity, shares outstanding	3,800,515	3,800,515	3,800,515
Series B, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	4,401,242	4,401,242	4,401,242
Convertible preferred stock, shares issued	4,401,242	4,401,242	4,401,242
Temporary equity, shares outstanding	4,401,242	4,401,242	4,401,242
Series C, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	5,024,637	5,024,637	5,024,637
Convertible preferred stock, shares issued	5,024,637	5,024,637	5,024,637
Temporary equity, shares outstanding	5,024,637	5,024,637	5,024,637
Series D, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	2,412,718	2,412,718	2,412,718
Convertible preferred stock, shares issued	2,412,718	2,412,718	2,412,718
Temporary equity, shares outstanding	2,412,718	2,412,718	2,412,718
Series E, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	1,605,982	1,605,982	1,605,982
Convertible preferred stock, shares issued	1,605,982	1,605,982	1,605,982
Temporary equity, shares outstanding	1,605,982	1,605,982	1,605,982
Series F, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	4,440,498	4,440,498	4,440,498
Convertible preferred stock, shares issued	4,440,498	4,440,498	4,440,498
Temporary equity, shares outstanding	4,440,498	4,440,498	4,440,498
Series G, convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	4,440,498	4,440,498	4,440,498
Convertible preferred stock, shares issued	4,440,498	4,440,498	4,440,498
Temporary equity, shares outstanding	4,440,498	4,440,498	4,440,498
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	12,803,162	5,034,459	5,014,300
Common shares, shares outstanding	5,081,771	5,034,459	5,014,300
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	27,391,338	34,362,554	34,152,328
Common shares, shares outstanding	27,143,111	34,114,327	33,904,101
Treasury stock, shares	248,227	248,227
Class C Common stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	25,000,000	25,000,000	25,000,000
Common shares, shares issued	21,170,037	0	0
Common shares, shares outstanding	21,170,037	0	0